Inventories	12 Months Ended
Dec. 31, 2018
Inventories [Abstract]
Inventories
6	Inventories

	December 31,	December 31,
	2018	2017
	$	$

Stockpiles	1,074	1,554
Concentrates	4,476	3,839
Supplies and spare parts	16,436	15,406
	21,986	20,799

Cost of sales are comprised of production costs of sales and depletion, depreciation and amortization, and represent the cost of inventories recognized as an expense for the years ended December 31, 2018 and 2017 of $146,589 and $159,154, respectively. Supplies and spare parts inventory as at December 31, 2018 is stated net of a provision of $3,331 (2017 - $1,663) to write inventories down due to obsolescence or infrequent use. Supplies and spare parts inventory held at NRV at December 31, 2018 was $8,602 (2017 - $9,045). During the year ended December 31, 2018, the Company wrote down stockpile and concentrate inventory to its NRV, recording a charge of $1,110 (2017 - $2,106). Stockpile and concentrate inventory held at NRV as at December 31, 2018 was $168 (2017 - $794).